Non-Current Investments (Parenthetical) (Detail) $ / shares in Units, $ in Millions			12 Months Ended
		Dec. 31, 2015 USD ($) Investment $ / shares shares	Dec. 31, 2015 USD ($) Investment $ / shares shares		Dec. 31, 2014 USD ($) Investment $ / shares shares		Jul. 01, 2015
Investment Holdings [Line Items]
Fair value	[1]	$ 7.8	$ 7.8		$ 4.4
Less: Cost		6.9	6.9		3.9
Net unrealized gain		0.9	0.9		0.5
Gross unrealized gains		1.1	1.1		0.7
Gross unrealized losses		(0.2)	(0.2)		(0.2)
Net unrealized gain		$ 0.9	$ 0.9		$ 0.5
The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months | Investment		2	2		3
Realized gain reclassified from equity on disposal of listed investments			$ 0.0		$ 1.8
Impairment of investment in equity investee			$ 109.5		$ 7.4
Radius Gold Incorporated
Investment Holdings [Line Items]
Listed investments, Market value, $ per share | $ / shares		$ 0.05	$ 0.05		$ 0.07
Investments of shares | shares		3,625,124	3,625,124		3,625,124
Gran Columbia Gold Corporation
Investment Holdings [Line Items]
Listed investments, Market value, $ per share | $ / shares		$ 0.11	$ 0.11		$ 0.34
Investments of shares | shares		63,410	63,410		63,410
Sibanye Gold Limited [Member]
Investment Holdings [Line Items]
Listed investments, Market value, $ per share | $ / shares		$ 1.59	$ 1.59		$ 1.92
Investments of shares | shares		856,330	856,330		856,330
Orsu Metals Corp.
Investment Holdings [Line Items]
Listed investments, Market value, $ per share | $ / shares		$ 0.01	$ 0.01		$ 0.02
Investments of shares | shares		26,134,919	26,134,919		26,134,919
Clancy Exploration Ltd.
Investment Holdings [Line Items]
Listed investments, Market value, $ per share | $ / shares		$ 0.01	$ 0.01		$ 0.01
Investments of shares | shares		17,764,783	17,764,783		17,764,783
Tocqueville Bullion Reserve Ltd [Member]
Investment Holdings [Line Items]
Listed investments, Market value, $ per share | $ / shares		$ 1,043.64	$ 1,043.64		$ 1,178.73
Investments of shares | shares		1,339	1,339		1,339
Woodjam Copper Corporation [Member]
Investment Holdings [Line Items]
Investments of shares | shares		12,285,463	12,285,463
Investment acquired		$ 0.4	$ 0.4
Hummingbird
Investment Holdings [Line Items]
Listed investments, Market value, $ per share | $ / shares		$ 0.19	$ 0.19
Investments of shares | shares		21,258,503	21,258,503
Bezant Resources Plc
Investment Holdings [Line Items]
Ownership %	[2]	21.60%	21.60%		21.60%
Description of business	[2]		Exploration
Market value of equity investment	[2]	$ 0.5	$ 0.5		$ 1.3
Impairment of investment in equity investee			$ 0.6		$ 7.4
Hummingbird Resources Plc
Investment Holdings [Line Items]
Ownership %					25.10%	[3]	25.10%
Description of business	[3]		Exploration
Market value of equity investment	[3]				$ 10.9
Far South East Project [Member]
Investment Holdings [Line Items]
Ownership %		40.00%	40.00%		40.00%
Description of business			Exploration
Market value of equity investment		$ 128.6	$ 128.6			[4]
Impairment of investment in equity investee		$ 101.4	$ 101.4	[5]
Rusoro Mining Limited
Investment Holdings [Line Items]
Ownership %		26.40%	26.40%		26.40%
Description of business			Gold mining
Market value of equity investment		$ 5.0	$ 5.0		$ 1.8

[1]	Listed investments consist mainly of: December 31, 2015 December 31, 2014 Number of shares Market value, $ per share Number of shares Market value, $ per share Radius Gold Incorporated 3,625,124 0.05 3,625,124 0.07 Gran Columbia Gold Corporation 63,410 0.11 63,410 0.34 Sibanye Gold 856,330 1.59 856,330 1.92 Orsu Metals Corp. 26,134,919 0.01 26,134,919 0.02 Clancy Exploration Ltd. 17,764,783 0.01 17,764,783 0.01 Tocqueville Bullion Reserve Ltd. 1,339 1,043.64 1,339 1,178.73 Hummingbird Resources 21,258,503 0.19 - - Details of the listed investments are as follows: December 31, 2015 December 31, 2014 Fair value 7.8 4.4 Less: Cost 6.9 3.9 Net unrealized gain 0.9 0.5 The net gain comprises: Gross unrealized gains 1.1 0.7 Gross unrealized losses (0.2) (0.2) 0.9 0.5 The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months 2 3 Realized gain reclassified from equity on disposal of listed investments ($ million) - 1.8 Investments acquired during fiscal 2015 comprised Consolidated Woodjam Copper Corporation. The investment comprised of 12,285,463 shares, which were acquired for $0.4 million. No investments were disposed during fiscal 2015. As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $nil million (fiscal 2014: $1.8 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of investments and subsidiaries in the consolidated statement of operations.
[2]	During fiscal 2014, the investment in Bezant Resources Plc was impaired by $7.4 million to its fair value, as determined by its quoted market price. This impairment is considered other than temporary as the carrying value has been below the fair value for an extended period of time.
[3]	During fiscal 2014, Gold Fields acquired a 25.1% interest in Hummingbird Resources Plc (Refer note 3(c) for further details).
[4]	- Not readily determinable.
[5]	Following the identification of impairment indicators at December 31, 2015, the carrying value of FSE was impaired to its fair value which resulted in an impairment of $101.4 million. The fair value was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE.